Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.3%
Apparel — 3.6%
adidas AG	3,643	$848,914
LVMH Moet Hennessy Louis Vuitton S.E.	770	549,625
NIKE, Inc., Class B	8,952	1,204,581
		2,603,120
Auto Parts & Equipment — 0.6%
Aptiv PLC*	3,905	467,468
Beverages — 1.3%
PepsiCo, Inc.	5,600	937,328
Chemicals — 0.8%
The Sherwin-Williams Co.	2,433	607,325
Commercial Services — 3.7%
Equifax, Inc.	4,901	1,162,027
Moody's Corp.	2,075	700,126
Verisk Analytics, Inc.	3,687	791,341
		2,653,494
Computers — 10.0%
Accenture PLC, Class A	7,877	2,656,361
Apple, Inc.	23,065	4,027,379
Cognizant Technology Solutions Corp., Class A	6,685	599,444
		7,283,184
Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	21,603	1,638,155
The Estee Lauder Cos., Inc., Class A	1,431	389,690
		2,027,845
Diversified Financial Services — 5.8%
Mastercard, Inc., Class A	2,235	798,744
The Charles Schwab Corp.	14,284	1,204,284
Visa, Inc., Class A	10,000	2,217,700
		4,220,728
Electric — 1.0%
Xcel Energy, Inc.	10,071	726,824
Electronics — 5.8%
Agilent Technologies, Inc.	3,733	493,988
Amphenol Corp., Class A	20,788	1,566,376
Fortive Corp.	19,505	1,188,440
TE Connectivity Ltd.	7,491	981,171
		4,229,975
Food — 1.3%
McCormick & Co., Inc.	9,128	910,974
Healthcare Products — 9.1%
Abbott Laboratories	5,828	689,802
Boston Scientific Corp.*	30,795	1,363,911
Danaher Corp.	3,219	944,229
Medtronic PLC	5,326	590,920
STERIS PLC	3,648	881,977
Stryker Corp.	2,726	728,796
	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	2,386	$1,409,291
		6,608,926
Healthcare Services — 1.2%
ICON PLC*	3,626	881,916
Household Products & Wares — 2.2%
Church & Dwight Co., Inc.	16,418	1,631,621
Insurance — 3.6%
Aon PLC, Class A	5,429	1,767,845
Marsh & McLennan Cos., Inc.	4,752	809,836
		2,577,681
Internet — 10.6%
Alibaba Group Holding Ltd.*	63,852	871,370
Alphabet, Inc., Class A*	2,207	6,138,439
JD.com, Inc., Class A*	661	18,782
Tencent Holdings Ltd.	13,700	631,493
		7,660,084
Machinery — Diversified — 1.1%
Otis Worldwide Corp.	10,278	790,892
Media — 0.9%
Charter Communications, Inc., Class A*	1,163	634,440
Pharmaceuticals — 3.0%
Becton Dickinson and Co.	4,740	1,260,840
Cigna Corp.	2,676	641,196
Roche Holding AG	663	262,324
		2,164,360
Private Equity — 0.5%
Blackstone, Inc.	2,970	377,012
Retail — 5.4%
Dollarama, Inc.	17,314	981,932
Ross Stores, Inc.	12,967	1,172,995
Starbucks Corp.	12,085	1,099,373
The TJX Cos., Inc.	10,435	632,152
		3,886,452
Semiconductors — 2.8%
Analog Devices, Inc.	4,564	753,882
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,621	481,785
Texas Instruments, Inc.	4,173	765,662
		2,001,329
Software — 17.6%
Black Knight, Inc.*	6,999	405,872
Electronic Arts, Inc.	11,783	1,490,667
Fidelity National Information Services, Inc.	9,747	978,794
Fiserv, Inc.*	14,556	1,475,978
Microsoft Corp.	27,386	8,443,378
		12,794,689

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.6%
Union Pacific Corp.	4,137	$1,130,270
TOTAL COMMON STOCKS (Cost $43,589,816)		69,807,937

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Diversified — 1.8%
American Tower Corp. (Cost $1,187,880)	5,225	1,312,625

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $988,000)	988,000	988,000
TOTAL INVESTMENTS — 99.5% (Cost $45,765,696)		$72,108,562
Other Assets & Liabilities — 0.5%		362,880
TOTAL NET ASSETS — 100.0%		$72,471,442

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2022††
United States	87%
Ireland	7
China	2
Canada	1
Germany	1
France	1
Taiwan	1
Total	100%
††	% of total investments as of March 31, 2022.
2